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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2012

 Check here if Amendment: [X];           Amendment Number: 2

 This Amendment (Check only one):        [X] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Management Holdings, L.P.
Address:  9 West 57th Street
          New York, New York 10019

Form 13F File Number: 28-13438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Cindy Michel
Title:  Vice President
Phone:  212-515-3200

Signature, Place, and Date of Signing

APOLLO MANAGEMENT HOLDINGS, L.P.
By: Apollo Management Holdings GP, LLC
its General Partner

    /s/ Cindy Michel         New York, New York          March 15, 2013
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

    13F File Number                        Name
    28-
         --------------------------------- ------------------------
[Repeat as necessary]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       2
Form 13F Information Table Entry Total:  30
Form 13F Information Table Value Total:  11,773,324
                                         ------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE," and omit the column headings and list entries.]

  No.  Form 13F File Number         Name
  1    28-13441                     Apollo Capital Management, L.P.
  2    28-13439                     Apollo Management, L.P.

** The number of shares reported includes shares issuable upon the exercise of warrants granted to affiliates of the Reporting Manager
*** The number of shares reported includes 140,000 shares of common stock issuable upon the exercise of options to purchase such shares that were granted to affiliates of the Reporting Manager for their own benefit

The filing of this report shall not be deemed an admission, for purposes of
Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

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
COLUMN 1             COLUMN 2       COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------          ---------------- ---------- --------- -------------------- ----------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                     TITLE OF                  VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER   ---------------------
NAME OF ISSUER         CLASS         CUSIP    (X$1000)    PRN AMT   PRN CALL DISCRETION* MANAGER  SOLE   SHARED    NONE
Accuride Corp/
  Old             COM NEW           00439T206    17,033   2,838,893 SH         DEFINED      1      0     2,838,893  0
Apollo Coml
  Real Est Fin
  Inc             COM               03762U105    49,410   3,000,000 SH         DEFINED      1      0     3,000,000  0
Caesars
  Entertainment
  Corp            COM               127686103   354,896  31,131,231 SH         DEFINED      2      0    31,131,231  0
Charter
  Communications
  Inc**           CL A NEW          16117M305 2,189,882  31,366,470 SH         DEFINED      2      0    31,366,470  0
Charter
  Communications
  Inc**           CL A NEW          16117M305   101,048   1,542,439 SH         DEFINED      1      0     1,542,439  0
Chesapeake
  Energy Corp     NOTE 2.750%11/1   165167107    18,600   1,000,000 SH  PUT    DEFINED      1      0     1,000,000  0
Core-Mark
  Holding Co
  Inc             COM               218681104    24,049     499,562 SH         DEFINED      2      0       499,562  0
Dana Hldg Corp    COM               235825205    32,025   2,500,000 SH         DEFINED      1      0     2,500,000  0
Delphi
  Automotive
  PLC             SHS               G27823106     2,697     105,774 SH         DEFINED      1      0       105,774  0
Fairpoint
  Communications
  Inc             COM NEW           305560302        88      14,251 SH         DEFINED      1      0        14,251  0
FelCor Lodging
  Trust Inc       COM               31430F101    25,380   5,399,940 SH         DEFINED      1      0     5,399,940  0
Fortress
  Investment
  Group LLC       CL A              34958B106    11,795   3,500,000 SH         DEFINED      1      0     3,500,000  0
KKR & Co LP
  DEL             COM UNITS         48248M102    23,076   1,790,189 SH         DEFINED      1      0     1,790,189  0
KKR Financial
  Hldgs LLC       COM               48248A306       511      60,000 SH         DEFINED      1      0        60,000  0
LyondellBasell
  Industries NV   SHS - A -         N53745100   283,744   7,046,044 SH         DEFINED      1      0     7,046,044  0
LyondellBasell
  Industries NV   SHS - A -         N53745100 6,607,746 164,086,066 SH         DEFINED      2      0   164,086,066  0
Magnachip
  Semiconductor
  Corp**          COM               55933J203    14,357   2,100,000 SH         DEFINED      1      0     2,100,000  0
Metals USA
  Holdings
  Corp            COM               59132A104   377,523  23,728,650 SH         DEFINED      2      0    23,728,650  0
Noranda Alum
  Hldg Corp***    COM               65542W107   261,406  32,840,000 SH         DEFINED      2      0    32,840,000  0
Pinnacle
  Airlines Corp   COM               723443107       108   1,539,695 SH         DEFINED      1      0     1,539,695  0
Plains
  Exploration &
  Production Co   COM               726505100    35,180   1,000,000 SH         DEFINED      1      0     1,000,000  0
Quality
  Distribution
  Inc.            COM               74756M102    51,092   4,611,194 SH         DEFINED      2      0     4,611,194  0
Relm Wireless
  Corp            COM               759525108       310     188,971 SH         DEFINED      1      0       188,971  0
Rexnord
  Corporation     COM              76169B1026 1,160,679  57,918,116 SH         DEFINED      2      0    57,918,116  0
SemGroup Corp     CL A              81663A105    52,399   1,641,063 SH         DEFINED      1      0     1,641,063  0
Spectrum
  Brands Hldgs
  Inc             COM               84763R101    15,506     476,070 SH         DEFINED      1      0       476,070  0
Strategic
  Hotels &
  Resorts Inc     COM               86272T106    22,461   3,476,938 SH         DEFINED      1      0     3,476,938  0
Walter
  Investment
  Management
  Corp            COM               93317W102     2,069      88,250 SH         DEFINED      1      0        88,250  0
Verso Paper
  Corp            COM               92531L108    38,073  32,265,502 SH         DEFINED      2      0    32,265,502
Xerium
  Technologies
  Inc             COM NEW           98416J118       181      62,311 SH         DEFINED      1      0        62,311  0
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